Regulatory Matters - The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage capital to adjusted total assets
Tier 1 Leverage capital to adjusted total assets Required for capital adequacy purposes
Core capital to adjusted total assets, Amount	107,016	104,984
Core capital to adjusted total assets, Required for Capital Adequacy Purposes, Amount	37,819	38,569
Core capital to adjusted total assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	47,274	48,202
Total capital to risk weighted assets, Amount	114,706	112,204
Total capital to risk weighted assets, Required for Capital Adequacy Purposes, Amount	49,138	45,981
Total capital to risk weighted assets, Required to be categorized as Well Capitalized under Prompt Corrective Action Provisions, Amount	61,423	57,458
Tier 1 capital to risk weighted assets, Amount	107,016	104,984
Tier 1 capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	36,854	37,548
Tier 1 Leverage capital to adjusted total assets
Tier 1 Leverage capital to adjusted total assets, Required for Capital Adequacy Purposes, Ratio
Core capital to adjusted total assets, Actual Ratio	11.20%	10.90%
Core capital to adjusted total assets, Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Core capital to adjusted total assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Actual Ratio	18.60%	19.40%
Total capital to risk weighted assets, Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Ratio	17.40%	18.20%
Tier 1 capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage capital to adjusted total assets
Core capital to adjusted total assets, Amount	101,720	102,375
Total capital to risk weighted assets, Amount	109,410	109,602
Tier 1 capital to risk weighted assets, Amount	$ 101,720	$ 102,375
Tier 1 Leverage capital to adjusted total assets
Core capital to adjusted total assets, Actual Ratio	10.80%	10.60%
Total capital to risk weighted assets, Actual Ratio	17.80%	19.10%
Tier 1 capital to risk weighted assets, Actual Ratio	16.60%	17.80%